As filed with the Securities and Exchange Commission on February 2, 2012.

File Nos.  033-53414

     811-07288

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____

Post-Effective Amendment No.  23                       (X)

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No.  26                                            (X)

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000

(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (insert date)pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a) (1)

[ ] on (date) after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of February, 2012.

                                FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

  (Registrant)

 By:    /s/ David P. Goss_

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management Dated: February 1, 2012
Laura F. Fergerson * Laura F. Fergerson	Chief Executive Officer - Finance and Administration Dated: February 1, 2012
Gaston Gardey* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: February 1, 2012
Harris J. Ashton* Harris J. Ashton	Trustee Dated: February 1, 2012
Sam Ginn* Sam Ginn	Trustee Dated: February 1, 2012
Edith E. Holiday* Edith E. Holiday	Trustee Dated: February 1, 2012
Charles B. Johnson* Charles B. Johnson	Trustee Dated: February 1, 2012
Gregory E. Johnson* Gregory E. Johnson	Trustee Dated: February 1, 2012
J. Michael Luttig* J. Michael Luttig	Trustee Dated: February 1, 2012
Frank A. Olson* Frank A. Olson	Trustee Dated: February 1, 2012

Larry D. Thompson* Larry D. Thompson	Trustee Dated: February 1, 2012
John B. Wilson* John B. Wilson	Trustee Dated: February 1, 2012

*By  /s/David P. Goss_____

     David P. Goss, Attorney-in-Fact

     (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase